Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management

The Company’s capital is summarized as follows:

	December 31,	December 31,

	2020	2019

Secured notes payable	$ 374,706	$ 378,869

Dunebridge revolving credit facility	31,813	-

Share capital	631,498	631,224

Share-based payments reserve	6,820	6,111

Deficit	(565,952)	(302,523)

	$ 478,885	$ 713,681